Income Taxes Expenses - Changes in valuation allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes Expense
Balance at the beginning of the year	$ 33,663,357	$ 25,704,005	$ 26,748,482
Movement	14,496,600	8,051,215	(567,897)
Tax loss carry forwards expired	(2,023)	(91,863)	(423,517)
Exchange difference effect			(53,063)
Balance at the end of the year	$ 48,157,934	$ 33,663,357	$ 25,704,005